BUSINESS SEGMENTS - Schedule of selected financial information relating to the Business' reportable segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Product revenues, net	$ 105,825	$ 65,972	$ 147,168	$ 128,328	$ 272,123	$ 290,965
Operating income (loss)	(3,064)	(33,322)	(6,106)	(38,181)	29,676	27,752
Operating Segments
Segment Reporting Information [Line Items]
Operating income (loss)	11,131	(30,765)
Corporate
Segment Reporting Information [Line Items]
Operating income (loss)	(14,195)	(2,557)
Branded CPG
Segment Reporting Information [Line Items]
Product revenues, net			96,857	80,749	165,863	173,759
Operating income (loss)			(3,461)	(14,463)	10,280	8,283
Branded CPG | Operating Segments
Segment Reporting Information [Line Items]
Product revenues, net	81,797	40,219
Operating income (loss)	10,159	(6,755)
Flavors & Ingredients
Segment Reporting Information [Line Items]
Product revenues, net			50,311	47,579	106,260	117,206
Operating income (loss)			$ (2,645)	$ (23,718)	$ 19,396	$ 19,469
Flavors & Ingredients | Operating Segments
Segment Reporting Information [Line Items]
Product revenues, net	24,028	25,753
Operating income (loss)	$ 972	$ (24,010)